February 28, 2012

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Forum Funds

File Nos. 002-67052 and 811-3023
Post-Effective Amendment No. 351

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the "Trust") is Post-Effective Amendment No. 351 to the Trust's currently effective Registration Statement on Form N-1A relating to the Carne Large Cap Value Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) include the Fund's financial statements for the fiscal year ended October 31, 2011, in the Trust's Registration Statement; (2) respond to comments from the SEC Staff on Post-Effective Amendment No. 346; and (3) update and make other non-material changes to the Fund's prospectus and statement of additional information.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc: Lina Bhatnagar

Atlantic Fund Administration